Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000122237
Shareholder Report [Line Items]
Fund Name	Al Frank Fund
Class Name	Class R
Trading Symbol	VALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Al Frank Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.alfrankfunds.com. You can also request this information by contacting us at 1-888-263-6443.
Additional Information Phone Number	1-888-263-6443
Additional Information Website	www.alfrankfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$139	1.24%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Al Frank Fund	S&P 500® Index	Russell 3000® Index	Russell 3000® Value Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Dec-2016	$11,587	$11,196	$11,274	$11,840
Dec-2017	$13,679	$13,640	$13,656	$13,402
Dec-2018	$12,608	$13,042	$12,940	$12,253
Dec-2019	$15,858	$17,149	$16,954	$15,470
Dec-2020	$17,482	$20,304	$20,495	$15,914
Dec-2021	$21,849	$26,132	$25,754	$19,952
Dec-2022	$18,901	$21,399	$20,808	$18,360
Dec-2023	$21,559	$27,025	$26,209	$20,500
Dec-2024	$24,434	$33,786	$32,448	$23,365
Dec-2025	$30,186	$39,827	$38,012	$27,036

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Al Frank Fund	23.54%	11.54%	11.68%
S&P 500® Index	17.88%	14.42%	14.82%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 3000® Value Index	15.71%	11.18%	10.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-888-263-6443.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 74,431,941
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 514,968
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$74,431,941 Number of Portfolio Holdings70 Advisory Fee (net of waivers)$514,968 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Money Market Funds	2.0%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.0%
Real Estate	2.9%
Consumer Staples	3.9%
Materials	4.3%
Energy	4.8%
Consumer Discretionary	6.0%
Communication Services	7.4%
Health Care	11.2%
Industrials	12.5%
Financials	19.5%
Information Technology	25.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Company	3.0%
Alphabet, Inc., Class C	3.0%
Lam Research Corporation	2.8%
Goldman Sachs Group, Inc. (The)	2.7%
Corning, Inc.	2.7%
Capital One Financial Corporation	2.6%
Apple, Inc.	2.6%
Seagate Technology Holdings PLC	2.6%
General Motors Company	2.5%
Cummins, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.